Consolidated Statements of Income - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest income:
Loans, including fees	$ 26,682,000	$ 25,198,000	$ 98,886,000	$ 80,791,000	$ 47,570,000
Investment securities available-for-sale	276,000	252,000	1,043,000	297,000	24,000
Federal funds sold and other	226,000	175,000	686,000	1,153,000	2,331,000
Total interest income	27,184,000	25,625,000	100,615,000	82,241,000	49,925,000
Interest expense:
Deposit accounts	1,844,000	2,377,000	8,526,000	12,302,000	13,787,000
FHLB advances and notes payable	130,000	530,000	1,536,000	2,058,000	2,187,000
Total interest expense	1,974,000	2,907,000	10,062,000	14,360,000	15,974,000
Net interest income	25,210,000	22,718,000	90,553,000	67,881,000	33,951,000
Provision for loan losses	4,000,000	1,500,000	9,923,000	7,550,000	1,625,000
Net interest income after provision for loan losses	21,210,000	21,218,000	80,630,000	60,331,000	32,326,000
Noninterest income:
Services charges and fees	619,000	472,000	2,367,000	1,709,000	547,000
Gain on sales of SBA loans			586,000	266,000
Other	1,047,000	278,000	1,925,000	707,000	670,000
Total noninterest income	1,666,000	750,000	4,878,000	2,682,000	1,217,000
Noninterest expense:
Salaries and employee benefits	13,324,000	9,963,000	48,642,000	29,262,000	19,983,000
Data processing and network expense	922,000	610,000	3,060,000	3,184,000	1,738,000
Occupancy and equipment expense	1,873,000	1,196,000	5,367,000	4,127,000	2,612,000
Legal and professional	1,746,000	1,115,000	5,293,000	3,962,000	2,415,000
Loan operations and other real estate owned expense	278,000	1,023,000	1,963,000	1,369,000	819,000
Advertising and marketing	427,000	404,000	1,889,000	1,326,000	699,000
Telephone and communications	100,000	193,000	595,000	605,000	458,000
Software purchases and maintenance	198,000	151,000	852,000	420,000	328,000
Regulatory assessments	645,000	49,000	1,101,000	1,303,000	434,000
Loss on sale of other real estate owned	0	375,000	344,000		38,000
Other	668,000	439,000	1,919,000	1,845,000	786,000
Total noninterest expense	20,181,000	15,518,000	71,025,000	47,403,000	30,310,000
Net income before income tax expense	2,695,000	6,450,000	14,483,000	15,610,000	3,233,000
Income tax expense	608,000	1,354,000	3,059,000	3,495,000	852,000
Net income	$ 2,087,000	$ 5,096,000	$ 11,424,000	$ 12,115,000	$ 2,381,000
Earnings per common share:
Basic earnings per share	$ 0.16	$ 0.81	$ 1.45	$ 1.94	$ 0.62
Diluted earnings per share	$ 0.15	$ 0.8	$ 1.4	$ 1.91	$ 0.6